                               OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
                                   Supplement dated July 1, 2002 to the
                                    Prospectus dated December 28, 2001

The Prospectus is changed as follows:

1.       The Prospectus supplement dated April 22, 2002 is deleted and replaced by this supplement.

2.       The first bullet under What Does The Fund Mainly  Invest In? on page 3 is deleted,  and the second  bullet is revised as follows:

o        The Fund will invest at least 80% of its net assets plus  borrowings  for investment  purposes,  in equity securities  of small-cap  issuers.  The Fund  currently  considers an issuer to be a "small cap issuer" if it has a market  capitalization  (explained below) of $2.5 billion or less. That capitalization  parameter is subject to change as the relative  market  capitalizations  of small-cap  issuers change over time. The
         Fund measures  that  capitalization  at the time the Fund buys a security,  and it is not required to sell the security if the issuer's capitalization changes.

3.       The  following  is added as the second  sentence  in the  paragraph  captioned  Can The Fund's  Investment
     Objective and Policies  Change?  on page 9:  "Shareholders  will receive 60 days advance  notice of any change in the 80%  requirement  for small caps (but not to a change in the  capitalization  parameter  used to define small caps), described under What Does The Fund Mainly Invest In?

4.       The  commission  payments  to  broker-dealers  on  purchases  of Class A shares  subject  to a  contingent deferred sales charge by  grandfathered  retirement  accounts has changed.  Therefore,  the fourth sentence of the first  paragraph  under "How Can You Buy Class A Shares?  - Class A Contingent  Deferred  Sales Charge" on
     page 18 is deleted and replaced with the following  sentence:  "For  grandfathered  retirement  accounts,  the concession  is 0.75% of the  first  $2.5  million  of  purchases  plus  0.25% of  purchases  in excess of $2.5 million."

                                                                                        (continued)
5.       The section  captioned  "Distribution  and  Service  (12b-1)  Plans - Service  Plan for Class A Shares" is
     revised by adding the following  after the third sentence in that  paragraph:  "With respect to Class A shares subject to a Class A contingent  deferred sales charge purchased by  grandfathered  retirement  accounts,  the
     Distributor  pays the 0.25%  service fee to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year,  the  Distributor  pays the service fee to dealers on a quarterly basis."

July 1, 2002                                                                            PS0815.017

                               OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
                                   Supplement dated July 1, 2002 to the
                                   Statement of Additional Information
                                         dated December 28, 2001

The Statement of Additional Information is changed as follows:

1.       The supplement dated March 20, 2002 is deleted and replaced by this supplement.

2.       The  section  captioned  "Distribution  and Service  Plans - Class A Service  Plan" on page 34 is revised by adding the  following  to the end of the first  paragraph:  "With  respect to purchases of
     Class A shares  subject  to a  contingent  deferred  sales  charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"),  the Distributor currently  intends to pay the  service  fee to  Recipients  in  advance  for the first year after the shares are purchased.  After the first year shares are  outstanding,  the  Distributor  makes service fee  payments to  Recipients  quarterly  on those  shares.  The  advance  payment is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance  service fee payment.  If Class A shares  purchased by grandfathered  retirement  accounts are redeemed during the first year after  their  purchase,  the  Recipient  of the service  fees on those  shares will be obligated  to repay the  Distributor  a pro rata  portion of the  advance  payment of the service fee made on those shares.

3.       The Appendix captioned "Industry Classifications" is deleted and replaced with the following on the next page:

                                                                                        (continued)

                                                APPENDIX A
                                         INDUSTRY CLASSIFICATIONS
Aerospace & Defense                                Household Durables
Air Freight & Couriers                             Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                     Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                            Multiline Retail
Construction & Engineering                         Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                             Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services

July 1, 2002                                                                            PX0815.005